Offerings - Offering: 1	Dec. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
(1)
This Registration Statement registers general unsecured obligations to pay up to $150,000,000 of deferred compensation from time to time in the future in accordance with the terms of the Henry Schein, Inc. Deferred Compensation Plan, as amended and restated effective as of November 14, 2023, and as subsequently amended (the “Plan”).

(2)
Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended. The amount of deferred compensation obligations registered hereunder is based on an estimate of the amount of compensation participants may defer under the Plan.